Related Party Transactions (Details) - USD ($)			1 Months Ended			3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 18, 2021	Feb. 10, 2021	Jun. 30, 2021	Jun. 16, 2021	Jun. 15, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Received from sponsor		7,187,500
Share purchased		7,187,600
Aggregate amount (in Dollars)		$ 26,000				$ 200,000,000			$ 200,000,000
Received share amount (in Dollars)		25,000
Subscriptions amount (in Dollars)		$ 25,000
Issued shares									19,525,000
Share price (in Dollars per share)						$ 0.35			$ 0.35
Outstanding shares percentage						20.00%			20.00%
Loan borrowed (in Dollars)				$ 167,000
Working capital loans (in Dollars)						$ 1,500,000			$ 1,500,000
Price per warrant (in Dollars per share)						$ 1			$ 1
Office space (in Dollars)					$ 10,000
Agreement amount (in Dollars)						$ 30,000	$ 30,000
Sponsor shares, description									The Company refers to the 8,624,900 Class B ordinary shares and corresponding number of Class B Units of Opco (or the Class A Units of Opco into which such Class B Units will convert) collectively as the “Founder Shares”. The Founder Shares consist of Class B Units of Opco (and any Class A Units of Opco into which such Class B Units are converted) and a corresponding number of Class B ordinary shares, which together will be exchangeable for shares of the Company’s Class A ordinary shares after the time of the initial Business Combination on a one-for-one basis, subject to adjustment as provided herein. The Company refers to the 2,500 Class A ordinary shares and the 100 Class A Units of Opco and a corresponding number of shares of the Company’s non-economic Class B ordinary shares (which together will be exchangeable into Class A ordinary shares after the initial Business Combination on a one-for-one basis) collectively as the “Sponsor Shares”.
Total sponsor (in Dollars)					$ 10,000
Incurred fees (in Dollars)								$ 65,000	$ 120,000
Founder shares and sponsor shares, description		the Sponsor received 7,187,500 Class B Units of Opco for no consideration and purchased 7,187,600 of the Company’s Class B ordinary shares, par value $0.0001, 2,500 of the Company’s Class A ordinary shares and 100 Class A Units of Opco for aggregate consideration of $26,000. Of the aggregate consideration, Opco received $1,000 for the Class A Units and the Company received $25,000 for the Class A ordinary shares and the Class B ordinary shares. The Company then subscribed for 2,500 Class A Units of Opco for $25,000.	the Sponsor forfeited 90,000 Class B Units of Opco, and 30,000 Class B Units of Opco were issued to each of the Company’s independent director nominees. The Sponsor transferred a corresponding number of shares of the Company’s Class B ordinary shares to the Company’s independent director nominees. In June 2021, the Company effected a dividend, and Opco effected a distribution, resulting in an aggregate of 8,625,000 Class B ordinary shares and 8,624,900 Class B Units of Opco outstanding, of which the Sponsor owned 8,535,000 of the Company’s Class B ordinary shares and 8,534,900 Class B Units of Opco.
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeited				1,127,500		1,127,500			1,127,500
IPO [Member]
Related Party Transactions (Details) [Line Items]
Founder shares percentage						20.00%			20.00%
Shares issued	34,500,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Received share units (in Dollars)						$ 345,026,000			$ 345,026,000
Issued shares						19,525,000
Share price (in Dollars per share)						$ 1			$ 1
Shares issued						10,900,000			10,900,000
Generating proceeds (in Dollars)						$ 10,900,000			$ 10,900,000
Price per warrant (in Dollars per share)						$ 1			$ 1
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares			8,625,000			8,625,000		8,625,000	8,625,000
Sponsor owned shares			8,535,000
Refers ordinary shares						8,624,900			8,624,900
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares		2,500				2,500		2,500	2,500
Share price (in Dollars per share)						$ 12			$ 12
Refers ordinary shares						2,500
Class A Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)						$ 11.5			$ 11.5
Class A Units [Member]
Related Party Transactions (Details) [Line Items]
Share unit		100
Received share units (in Dollars)		$ 1,000
Share subscribed units		2,500
Class B Units [Member]
Related Party Transactions (Details) [Line Items]
Share unit			8,534,900
Sponsor forfeited shares			90,000
Issued shares			30,000
Share outstanding			8,624,900
Opco Class A Units [Member]
Related Party Transactions (Details) [Line Items]
Share outstanding						2,600		2,600	2,600
Refers ordinary shares						100
IPO [Member]
Related Party Transactions (Details) [Line Items]
Related party loans (in Dollars)		$ 300,000
Business Combination [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)						$ 12			$ 12